TAXES RECOVERABLE - Schedule of Taxes Recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes Recoverable [Abstract]
Social Integration Program ("PIS") and Contribution to Social Security Financing ("COFINS")	R$ 81,906	R$ 76,420
Tax on the Circulation of Goods and Services ("ICMS")	68,707	62,797
Taxes withheld	109,938	114,454
Provision for losses	(10,767)	(14,751)	R$ (13,654)
Others	5,079	1,167
Taxes recoverable	254,863	240,087
Current	208,354	203,951
Non-current	R$ 46,509	R$ 36,136